Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Value Fund))	0 Months Ended
Feb. 28, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
Russell 1000 Value Index
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
Class A
Average Annual Return:
1 Year	(10.24%)
5 Years	(3.13%)
10 Years	3.37%
Inception Date	Sep. 16, 1985
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(10.40%)
5 Years	(3.62%)
10 Years	2.89%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(6.44%)
5 Years	(2.73%)
10 Years	2.81%
Class B
Average Annual Return:
1 Year	(10.33%)
5 Years	(3.16%)
10 Years	3.47%
Inception Date	Oct. 02, 1995
Class C
Average Annual Return:
1 Year	(6.44%)
5 Years	(2.72%)
10 Years	3.18%
Inception Date	May 01, 1996
Class N
Average Annual Return:
1 Year	(6.01%)
5 Years	(2.26%)
10 Years	3.66%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	(4.35%)
5 Years	(1.59%)
10 Years	4.36%
Inception Date	Dec. 16, 1996